Debt - Additional Information (Detail) $ in Millions										3 Months Ended		9 Months Ended			12 Months Ended
		Jul. 31, 2024 USD ($) StorageFacility	Mar. 12, 2024	Mar. 07, 2024 USD ($)	Feb. 22, 2024 USD ($)	Nov. 16, 2023 CAD ($) Property	Apr. 19, 2022 USD ($)	Oct. 07, 2021 USD ($)	Mar. 17, 2021 USD ($)	Sep. 30, 2024 USD ($)		Sep. 30, 2024 USD ($) Property		Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Property		Mar. 07, 2024 CAD ($)	Mar. 31, 2023	Dec. 31, 2022 USD ($)	May 25, 2022 USD ($)	Mar. 16, 2021 USD ($)
Debt Instrument [Line Items]
Weighted average interest rate on debt										6.10%		6.10%			6.10%
Initial maximum amount available								$ 700,000,000
Proceeds from line of credit												$ 659,000,000		$ 105,000,000
Number of operating properties | Property												90			93
Aggregate borrowings				$ 1,097,447,335						$ 1,183,249,000		$ 1,183,249,000			$ 1,091,787,168
Key Bank
Debt Instrument [Line Items]
Initial maximum amount available									$ 850,000,000												$ 500,000,000
Additional amount available under credit facility									350,000,000
2027 NBC Loan
Debt Instrument [Line Items]
Debt Instrument Fixed Rate			6.42%
Term			25 years
Minimum
Debt Instrument [Line Items]
Credit facility cross default provision amount									75,000,000
2032 Private Placement Notes
Debt Instrument [Line Items]
Debt instrument, maturity date							Apr. 19, 2032
Aggregate principal amount of notes issued							$ 75,000,000													$ 75,000,000
Interest Accruing On Notes																		5.28%
Prepayment of Notes							100.00%
Debt Instrument Fixed Rate																		4.53%
Interest rate							4.53%
2032 Private Placement Notes | 4.53% Senior Notes
Debt Instrument [Line Items]
Debt issued							$ 150,000,000
2032 Private Placement Notes | Maximum
Debt Instrument [Line Items]
Ratio of Total Indebtedness							0.07
Leverage Ratio							7.00%
2032 Private Placement Notes | Minimum
Debt Instrument [Line Items]
Ratio of Total Indebtedness							0.01
Leverage Ratio							1.00%
Prepayment of Notes							5.00%
2027 NBC Loan
Debt Instrument [Line Items]
Debt Instrument Fixed Rate										0.30%		0.30%
Debt instrument, variable interest rate												2.20%
2027 NBC Loan | CORRA Adjustment
Debt Instrument [Line Items]
Debt Instrument Fixed Rate										0.30%		0.30%
Debt instrument, variable interest rate												2.20%
Credit Facility Revolver
Debt Instrument [Line Items]
Additional amount available under credit facility										$ 46,100,000		$ 46,100,000			$ 87,200,000
Line of credit facility, annual unused fee															230.00%
Increased the principal borrowing amount								200,000,000
Line of credit facility, current borrowing capacity								450,000,000							$ 450,000,000
Amount borrowed under the credit facility															$ 318,700,000
Credit Facility Revolver | Key Bank
Debt Instrument [Line Items]
Outstanding balance on credit facility									$ 250,000,000
Maturity date									Mar. 17, 2024
Line of credit facility, term of extension options									1 year
Debt instrument, description of variable rate basis															165 basis points spread over daily simple SOFR plus an additional 10 basis points (the SOFR Index Adjustment) or 30-day CDOR
Credit Facility Revolver | Maximum | Key Bank
Debt Instrument [Line Items]
Line of credit facility, annual unused fee															0.25%
Credit Facility Revolver | Maximum | Key Bank | Letter of Credit
Debt Instrument [Line Items]
Credit facility sublimits									$ 25,000,000
Credit Facility Revolver | Maximum | Key Bank | Swingline Loans
Debt Instrument [Line Items]
Credit facility sublimits									25,000,000
Credit Facility Revolver | Minimum | Key Bank
Debt Instrument [Line Items]
Line of credit facility, annual unused fee															0.15%
Credit Facility Term Loan
Debt Instrument [Line Items]
Line of credit facility, annual unused fee												230.00%			225.00%
Line of credit facility, current borrowing capacity															$ 250,000,000
Amount borrowed under the credit facility															$ 250,000,000
Credit Facility Term Loan | Key Bank
Debt Instrument [Line Items]
Outstanding balance on credit facility									$ 250,000,000
Maturity date									Mar. 17, 2026
Line of credit facility, term of extension options									0 years
Debt instrument, description of variable rate basis															160 basis points spread over daily simple SOFR plus an additional 10 basis points (the “SOFR Index Adjustment”) or 30-day Canadian dollar offered rate (“CDOR”)
Credit facility agreement
Debt Instrument [Line Items]
Line of credit facility, annual unused fee												60.00%			60.00%
2028 Canadian Term Loan
Debt Instrument [Line Items]
Initial maximum amount available						$ 110.0
Proceeds from line of credit						$ 110.0
Percentage of outstanding principal amount between third and fourth anniversaries						100.00%
Percentage of outstanding principal amount after fourth anniversary						75.00%
Number of operating properties | Property						8
Debt instrument, maturity date						Dec. 01, 2028						Dec. 01, 2028	[1],[2]		Dec. 01, 2028	[2]
Interest rate						6.41%				6.41%	[1],[2]	6.41%	[1],[2]		6.41%	[2]
Aggregate borrowings	[2]									$ 81,378,000	[1]	$ 81,378,000	[1]		$ 82,973,000	[1]			$ 0
Term						25 years
Accordion Feature
Debt Instrument [Line Items]
Initial maximum amount available								1,050,000,000.00
Additional amount available under credit facility								$ 350,000,000
2024 Canadian Term Loan | 2024 NBC Loan
Debt Instrument [Line Items]
Debt issued																	$ 75.0
Debt instrument, maturity date				Mar. 07, 2027
KeyBank Bridge Loan
Debt Instrument [Line Items]
Debt issued		$ 45,000,000
Maturity date		Jul. 31, 2025
Acquisition Cost		$ 20,000,000
Net proceeds to pay down within four months		15.00%
Net proceeds to pay down within six months		35.00%
Net proceeds to pay down within nine months		55.00%
Net proceeds to pay down within twelve months		75.00%
KeyBank Bridge Loan | Daily simple SOFR plus.
Debt Instrument [Line Items]
Debt instrument, variable interest rate		275.00%
SSGT III
Debt Instrument [Line Items]
Number of self storage real estate joint ventures | StorageFacility		2
SSGT III Bridge Loan
Debt Instrument [Line Items]
Debt issued		$ 20,000,000
SSGT III Bridge Loan | Daily simple SOFR plus.
Debt Instrument [Line Items]
Debt instrument, variable interest rate		300.00%
2024 Credit Facility
Debt Instrument [Line Items]
Increased the principal borrowing amount										67,500,000		83,000,000
Line of credit facility, current borrowing capacity										$ 650,000,000		650,000,000
Amount borrowed under the credit facility												$ 604,000,000
2024 Credit Facility | Key Bank
Debt Instrument [Line Items]
Initial maximum amount available					$ 650,000,000
Additional amount available under credit facility					$ 850,000,000
Maturity date					Feb. 22, 2027
Line of credit facility, term of extension options					1 year
Repayment of borrowings					$ 576,000,000
Debt instrument, fee percentage					0.20%
2024 Credit Facility | 2027 NBC Loan
Debt Instrument [Line Items]
Aggregate borrowings				$ 75,000,000
Net proceeds from loan				$ 55,100,000
2024 Credit Facility | Maximum | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate					230.00%
2024 Credit Facility | Maximum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate					130.00%
2024 Credit Facility | Maximum | Key Bank
Debt Instrument [Line Items]
Initial maximum amount available					$ 1,500,000,000
Line of credit facility, annual unused fee					25.00%
2024 Credit Facility | Maximum | Key Bank | Letter of Credit
Debt Instrument [Line Items]
Credit facility sublimits					$ 25,000,000
2024 Credit Facility | Maximum | Key Bank | Swingline Loans
Debt Instrument [Line Items]
Credit facility sublimits					$ 25,000,000
2024 Credit Facility | Minimum | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate					165.00%
2024 Credit Facility | Minimum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate					65.00%
2024 Credit Facility | Minimum | Key Bank
Debt Instrument [Line Items]
Line of credit facility, annual unused fee					15.00%
Non-recourse debt					$ 75,000,000
2024 Credit Facility | Security Interest Termination Event | Maximum | Key Bank
Debt Instrument [Line Items]
Capitalization rate leverage ratio					60.00%
Secured debt ratio					40.00%
2024 Credit Facility | Security Interest Termination Event | Minimum | Key Bank
Debt Instrument [Line Items]
Credit facility cross default provision amount					$ 25,000,000
fixed charge coverage ratio					1.5
Unsecured interest coverage ratio					2
2024 Credit Facility | Consolidated Leverage Ratio | Maximum | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate					225.00%
2024 Credit Facility | Consolidated Leverage Ratio | Maximum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate					125.00%
2024 Credit Facility | Consolidated Leverage Ratio | Minimum | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate					140.00%
2024 Credit Facility | Consolidated Leverage Ratio | Minimum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate					40.00%
Initial Advances under 2024 Credit Facility | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate					175.00%
2024 Credit Facility | SOFR
Debt Instrument [Line Items]
Debt instrument, variable interest rate												0.0185%
2024 Credit Facility | SOFR Index Adjustment
Debt Instrument [Line Items]
Debt instrument, variable interest rate												0.10%

[1]	On November 16, 2023, we, through eight of our wholly-owned Canadian subsidiaries entered into a term loan (the “2028 Canadian Term Loan”) with affiliates of QuadReal Finance LP, receiving net proceeds of $110.0 million CAD on such date. The 2028 Canadian Term Loan is secured by eight Canadian properties, has a maturity date of December 1, 2028, and carries a fixed interest rate for the term of the loan of 6.41%. The first two years of the Canadian Term Loan are interest only, after which it requires monthly amortizing payments based on a 25-year amortization schedule.
[2]	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.